3. Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Of Financial Instruments Tables
Schedule of fair value measurements
Description	Level 1	Level 2	Level 3	Total	Asset (Liability) Total	Date
Public Offering warrants	$—	$—	$(587)	$(587)	$(587)	December 31, 2014
Series B Warrants	$—	$—	$(1,483)	$(1,483)	$1,483)	December 31, 2014
Total 2014	$—	$—	$(2,070)	$(2,070)	$(2,070)

Series B Warrants	$—	$—	$1,548)	$(1,548)	$(1,548)	December 31, 2013